Equity Investments - Equity Investments Table (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) unit		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)
Schedule of Equity Method Investments [Line Items]
Balance		$ 634,492	[1]	$ 593,400
Investment earnings (loss), net of amortization	[2],[3],[4],[5]	71,251		57,836		$ 22,948
Contributions	[2]	11,442		64,278		294,693
Capitalized interest				857
Distributions	[2],[4]	(82,054)		(62,967)		(17,698)
Distributions in excess of cumulative earnings	[2],[4]	(16,244)	[6]	(18,055)	[6]	(4,438)
Balance		618,887	[1]	634,492	[1]	593,400
Equity Investments [Member]
Schedule of Equity Method Investments [Line Items]
Contributions		11,442		63,421
Fort Union [Member] | Western Gas Partners, LP [Member]
Schedule of Equity Method Investments [Line Items]
Balance	[7]	25,933		25,172
Investment earnings (loss), net of amortization	[7]	(3,200)		6,344
Contributions	[7]	0		0
Capitalized interest	[7]			0
Distributions	[7]	(5,611)		(5,583)
Distributions in excess of cumulative earnings	[6],[7]	0		0
Balance	[7]	$ 17,122		25,933		25,172
Equity investment ownership		14.81%
Approval percentage		65.00%
White Cliffs [Member] | Western Gas Partners, LP [Member]
Schedule of Equity Method Investments [Line Items]
Balance	[8]	$ 44,315		35,039
Investment earnings (loss), net of amortization	[8]	14,770		11,912
Contributions	[8]	8,512		10,456
Capitalized interest	[8]			0
Distributions	[8]	(14,188)		(11,330)
Distributions in excess of cumulative earnings	[6],[8]	(2,970)		(1,762)
Balance	[8]	$ 50,439		44,315		35,039
Equity investment ownership		10.00%
Approval percentage		75.00%
Rendezvous [Member] | Western Gas Partners, LP [Member]
Schedule of Equity Method Investments [Line Items]
Balance	[9]	$ 56,336		60,928
Investment earnings (loss), net of amortization	[9]	2,292		1,729
Contributions	[9]	0		0
Capitalized interest	[9]			0
Distributions	[9]	(4,233)		(3,669)
Distributions in excess of cumulative earnings	[6],[9]	(3,482)		(2,652)
Balance	[9]	$ 50,913		56,336		60,928
Equity investment ownership		22.00%
Approval percentage		100.00%
Mont Belvieu JV [Member] | Western Gas Partners, LP [Member]
Schedule of Equity Method Investments [Line Items]
Balance	[10]	$ 121,337		122,480
Investment earnings (loss), net of amortization	[10]	23,570		29,029
Contributions	[10]	(432)		3,957
Capitalized interest	[10]			0
Distributions	[10]	(24,248)		(34,129)
Distributions in excess of cumulative earnings	[6],[10]	(3,138)		0
Balance	[10]	$ 117,089		121,337		122,480
Equity investment ownership		25.00%
Approval percentage		50.00%
Mont Belvieu JV [Member] | Western Gas Partners, LP [Member] | Fractionation Train [Member]
Schedule of Equity Method Investments [Line Items]
Assets, number of units | unit		2
Texas Express Gathering LLC [Member] | Western Gas Partners, LP [Member]
Schedule of Equity Method Investments [Line Items]
Balance	[11]	$ 16,790		16,649
Investment earnings (loss), net of amortization	[11]	586		650
Contributions	[11]	0		352
Capitalized interest	[11]			0
Distributions	[11]	(803)		(523)
Distributions in excess of cumulative earnings	[6],[11]	(290)		(338)
Balance	[11]	$ 16,283		16,790		16,649
Equity investment ownership		20.00%
Approval percentage		50.00%
Texas Express Gathering LLC [Member] | Western Gas Partners, LP [Member] | Natural Gas Liquids Gathering System [Member]
Schedule of Equity Method Investments [Line Items]
Assets, number of units | unit		2
Texas Express Pipeline LLC [Member] | Western Gas Partners, LP [Member]
Schedule of Equity Method Investments [Line Items]
Balance	[12]	$ 198,793		197,731
Investment earnings (loss), net of amortization	[12]	16,088		6,108
Contributions	[12]	1,880		6,623
Capitalized interest	[12]			0
Distributions	[12]	(16,340)		(5,622)
Distributions in excess of cumulative earnings	[6],[12]	(5,618)		(6,047)
Balance	[12]	$ 194,803		198,793		197,731
Equity investment ownership		20.00%
Approval percentage		50.00%
Front Range Pipeline LLC [Member] | Western Gas Partners, LP [Member]
Schedule of Equity Method Investments [Line Items]
Balance	[13]	$ 170,988		135,401
Investment earnings (loss), net of amortization	[13]	17,145		2,064
Contributions	[13]	1,482		42,033
Capitalized interest	[13]			857
Distributions	[13]	(16,631)		(2,111)
Distributions in excess of cumulative earnings	[6],[13]	(746)		(7,256)
Balance	[13]	$ 172,238		$ 170,988		$ 135,401
Equity investment ownership		33.33%
Approval percentage		50.00%

[1]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[3]	Income earned from equity investments is classified as affiliate. See Note 1.
[4]	Income earned on, distributions from and contributions to equity investments are classified as affiliate. See Note 1.
[5]	Represents amounts earned or incurred on and subsequent to the date of acquisition of WES assets, as well as amounts earned or incurred by Anadarko on a historical basis related to WES assets prior to the acquisition of such assets by WES, recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[6]	Distributions in excess of cumulative earnings, classified as investing cash flows in the consolidated statements of cash flows, is calculated on an individual investment basis.
[7]	WES has a 14.81% interest in Fort Union, a joint venture that owns a gathering pipeline and treating facilities in the Powder River Basin. Anadarko is the construction manager and physical operator of the Fort Union facilities. Certain business decisions, including, but not limited to, decisions with respect to significant expenditures or contractual commitments, annual budgets, material financings, dispositions of assets or amending the owners’ firm gathering agreements, require 65% or unanimous approval of the owners.
[8]	WES has a 10% interest in White Cliffs, a limited liability company that owns a crude oil pipeline that originates in Platteville, Colorado and terminates in Cushing, Oklahoma. The third-party majority owner is the manager of the White Cliffs operations. Certain business decisions, including, but not limited to, approval of annual budgets and decisions with respect to significant expenditures, contractual commitments, acquisitions, material financings, dispositions of assets or admitting new members, require more than 75% approval of the members.
[9]	WES has a 22% interest in Rendezvous, a limited liability company that operates gas gathering facilities in Southwestern Wyoming. Certain business decisions, including, but not limited to, decisions with respect to significant expenditures or contractual commitments, annual budgets, material financings, dispositions of assets or amending the members’ gas servicing agreements, require unanimous approval of the members.
[10]	WES has a 25% interest in the Mont Belvieu JV, an entity formed to design, construct, and own two fractionation trains located in Mont Belvieu, Texas. A third party is the operator of the Mont Belvieu JV fractionation trains. Certain business decisions, including, but not limited to, decisions with respect to the execution of contracts, settlements, disposition of assets, or the creation, appointment, or removal of officer positions require 50% or unanimous approval of the owners.
[11]	WES has a 20% interest in TEG, an entity that consists of two NGL gathering systems that link natural gas processing plants to TEP. Enbridge Midcoast Energy, LP (“Enbridge”) is the operator of the two gathering systems. Certain business decisions, including, but not limited to, decisions with respect to the execution of contracts, settlements, disposition of assets, or the delegation, creation, appointment, or removal of officer positions require more than 50% approval of the members.
[12]	WES has a 20% interest in TEP, which consists of an NGL pipeline that originates in Skellytown, Texas and extends to Mont Belvieu, Texas. Enterprise Products Operating LLC (“Enterprise”) is the operator of TEP. Certain business decisions, including, but not limited to, decisions with respect to the execution of contracts, settlements, disposition of assets, or the creation, appointment, or removal of officer positions require more than 50% approval of the members.
[13]	WES has a 33.33% interest in the FRP, an NGL pipeline that extends from Weld County, Colorado to Skellytown, Texas. Enterprise is the operator of FRP. Certain business decisions, including, but not limited to, decisions with respect to the execution of contracts, settlements, disposition of assets, or the creation, appointment, or removal of officer positions require more than 50% approval of the members.